Income and social contribution taxes (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income and Social Contribution Taxes [Abstract]
Income before income and social contribution taxes		R$ 133,529	R$ 199,798	R$ 152,257
Combined nominal rate of income tax and social contribution taxes – %		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ (45,400)	R$ (67,931)	R$ (51,767)
Share of loss in a Joint Venture		(51)	375	4,988
Management bonus		(2,411)	(2,827)	(2,331)
Share-based incentive plan - ILPA		126	(232)	(208)
Nondeductible expenses			(126)	(135)
Profit or loss of joint venture abroad		(1,070)	(2,618)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue	[1]	35,999	51,126	19,121
Net effect of re-distribution of the assets and liabilitiesof joint venture abroad (Note 1.1)				4,778
Other permanent addition		(1,168)	(486)	(365)
Income and social contribution taxes for the year		(13,975)	(22,719)	(25,919)
Current		(10,447)	(10,487)	(4,875)
Deferred		(3,528)	(12,232)	(21,044)
Net income and social contribution taxes for the year		R$ (13,975)	R$ (22,719)	R$ (25,919)
Effective tax rate		(10.00%)	(11.00%)	(17.00%)

[1]	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.